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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ] Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayman Advisors, L.P.
Address: 2101 Cedar Springs Road, Suite 1400
         Dallas, Texas 75230

Form 13F File Number: 28-13803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J Kyle Bass
Title: Managing Partner
Phone: (214) 347-8050

Signature, Place, and Date of Signing:


             J Kyle Bass                    Dallas, TX           May 17, 2010
-------------------------------------   ------------------   -------------------
             (Signature)                   (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      5
Form 13F Information Table Value Total: 28,855 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2   COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
       --------------       ---------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                    VOTING AUTHORITY
                             TITLE OF              VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER          CLASS     CUSIP    (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
       --------------       ---------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Bank of America Corporation CALL       60505904     1,210     5,000 SH  CALL Sole                    5,000
Chesapeake Lodging Trust    SH BEN INT 165240102    4,868   250,000 SH       Sole                  250,000
CONSOL Energy Inc.          COM        20854P109    6,399   150,000 SH       Sole                  150,000
HFF Inc                     CL A       40418F108    9,112 1,226,324 SH       Sole                1,226,324
Resolute Energy Corporation COM        76116A108    7,266   600,000 SH       Sole                  600,000